COMMON STOCK AND WARRANTS (Details)	9 Months Ended
Sep. 30, 2019 $ / shares shares
Warrants	600,000
Warrant [Member]
Grant date	Nov. 23, 2016
Warrants	600,000
Weighted Average Exercise Price (C$) | $ / shares	$ 0.50
Expiry	Oct. 31, 2018